PROPERTY, PLANT AND EQUIPMENT, NET (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Micromidas, Inc.
Schedule of Property Plant and equipment

Property, plant, and equipment, net consisted of the following:

	March 31, 2021	December 31, 2020
Land	$39,950	$39,480
Pilot plant	5,282,159	5,236,939
Lab equipment	1,959,016	1,958,290
Machinery and equipment	655,350	655,350
Computer and other equipment	295,066	294,973
Construction in process	45,277,774	43,961,280

	53,509,315	52,146,312
Less accumulated depreciation and amortization	(7,152,988)	(7,042,455)

Total property, plant, and equipment, net	$46,356,326	$45,103,857

Property, plant, and equipment consisted of the following at December 31:

	2020	2019
Land	$39,480	$96,267
Pilot plant	5,236,939	5,209,333
Lab equipment	1,958,290	1,957,002
Machinery and equipment	655,350	655,350
Computer and other equipment	294,973	294,806
Construction in process	43,961,280	40,929,442

	52,146,312	49,142,200
Less accumulated depreciation and amortization	(7,042,455)	(6,590,670)

Total property, plant, and equipment, net	$45,103,857	$42,551,530